UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22147

PowerShares India Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond 301 West Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

PowerShares India Exchange-Traded Fund Trust

2009 Semi-Annual Report to Shareholders

April 30, 2009

PowerShares India Portfolio

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	3

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	6

Consolidated Statement of Operations	7

Consolidated Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Consolidated Financial Statements	10

Supplemental Information	17

Frequency Distribution of Discounts & Premiums

Since Inception Through April 30, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24 Basis Points	25-49 Basis Points	50-99 Basis Points	100-149 Basis Points	150-199 Basis Points	200+ Basis Points
PIN	PowerShares India Portfolio	03/05/08	292	22	28	48	38	26	23
				Closing Price Below Above NAV (bps)
				-0-24 Basis Points	-25-49 Basis Points	-50-99 Basis Points	-100-149 Basis Points	-150-199 Basis Points	-200+ Basis Points
				22	18	32	13	12	10

Fees and Expenses

As a shareholder of the PowerShares India Exchange-Traded Fund Trust (the "Fund"), you incur a unitary management fee. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on Number of Days in the Period	Expense Paid During the Six-Month Period (1)
Actual	$1,000.00	$1,159.80	0.78%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended April 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing by 365.

Portfolio Composition

PowerShares India Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Energy	31.6
Information Technology	13.6
Financial Services	11.4
Telecommunication Services	10.0
Industrials	8.2
Utilities	6.3
Consumer Staples	5.5
Materials	5.5
Consumer Discretionary	4.0
Health Care	3.9
Time Deposit	1.4
Other	(1.4)

Consolidated Schedule of Investments

PowerShares India Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	India—100.0%
	Consumer Discretionary—4.0%
7,311	Bosch, Ltd.	$442,693
37,450	Hero Honda Motors, Ltd.	892,467
436,167	ITC, Ltd.	1,652,405
180,159	Tata Motors, Ltd.	892,615
		3,880,180
	Consumer Staples—5.5%
1,001,325	Hindustan Unilever, Ltd.	4,725,997
19,410	Nestle India, Ltd.	663,517
		5,389,514
	Energy—31.6%
74,207	Bharat Petroleum Corp., Ltd.	574,312
377,657	Cairn India, Ltd.*	1,415,558
283,762	Essar Oil, Ltd.*	834,147
132,913	Gail India, Ltd.	685,811
310,747	Indian Oil Corp., Ltd.	2,736,795
504,925	Oil and Natural Gas Corp., Ltd.	8,817,840
300,833	Reliance Industries, Ltd.	10,981,715
1,056,655	Reliance Natural Resources, Ltd.*	1,209,303
1,573,091	Reliance Petroleum, Ltd.*	3,548,866
		30,804,347
	Financial Services—11.4%
118,482	Axis Bank, Ltd.	1,334,350
136,238	DLF, Ltd.	636,153
57,258	HDFC Bank, Ltd.	2,002,940
122,187	Housing Development Finance Corp., Ltd.	2,720,385
176,631	ICICI Bank, Ltd.	1,715,818
734,112	Infrastructure Development Finance Co., Ltd.	1,138,333

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
85,443	Reliance Capital, Ltd.	$905,136
670,657	Unitech, Ltd.	613,229
		11,066,344
	Health Care—3.9%
267,674	Cipla, Ltd.	1,304,429
58,425	Dr. Reddy's Laboratories, Ltd.	644,967
147,261	Ranbaxy Laboratories, Ltd.	495,476
52,315	Sun Pharmaceutical Industries, Ltd.	1,337,738
		3,782,610
	Industrials—8.2%
41,585	Bharat Heavy Electricals, Ltd.	1,394,603
357,026	GMR Infrastructure, Ltd.*	814,587
401,693	Jaiprakash Associates, Ltd.	1,119,342
72,127	Larsen & Toubro, Ltd.	1,280,333
75,560	Mundra Port & Special Economic Zone, Ltd.	591,407
106,032	Reliance Infrastructure, Ltd.	1,486,171
157,953	Sterlite Industries (India), Ltd.	1,322,426
		8,008,869
	Information Technology—13.6%
301,116	Infosys Technologies, Ltd.	9,057,643
164,718	Tata Consultancy Services, Ltd.	2,056,603
324,100	Wipro, Ltd.	2,143,986
		13,258,232
	Materials—5.5%
343,765	Ambuja Cements, Ltd.	558,607
124,348	Hindustan Zinc, Ltd.	1,217,417
45,413	Jindal Steel & Power, Ltd.	1,500,869

See Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments (Continued)

PowerShares India Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	India (Continued)
282,358	Sesa Goa, Ltd.	$633,606
671,235	Steel Authority of India, Ltd.	1,475,904
		5,386,403
	Telecommunication Services—10.0%
299,181	Bharti Airtel, Ltd.*	4,539,079
624,456	Idea Cellular, Ltd.*	734,469
811,421	Reliance Communications, Ltd.	3,525,658
87,650	Tata Communication, Ltd.	963,937
		9,763,143
	Utilities—6.3%
784,583	NTPC, Ltd.	3,000,277
703,353	Power Grid Corporation of India, Ltd.	1,321,507
398,747	Reliance Power, Ltd.*	998,419
43,990	Tata Power Co., Ltd.	792,442
		6,112,645
	Total Common Stocks (Cost: $109,558,156)	97,452,287
Face Value
	Short-Term Instruments—1.4%
	Time Deposit—1.4%
$1,355,729	Citibank 0.03%, 5/1/09	1,355,729
	Total Short-Term Instruments (Cost: $1,355,729)	1,355,729
	Total Investments—101.4% (Cost $110,913,885)	$98,808,016
	Liabilities, less cash and other assets—(1.4)%	(1,357,109)
	Net Assets—100.0%	$97,450,907

*  Non-income producing security.

See Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities

PowerShares India Portfolio

April 30, 2009 (Unaudited)

ASSETS:
Investments, at value	$98,808,016
Foreign currency, at value (Cost $36,225)	36,427
Receivables:
Dividends	3,445
Total Assets	98,847,888
LIABILITIES:
Payables:
Investments purchased	1,343,061
Accrued unitary management fee	53,920
Total Liabilities	1,396,981
NET ASSETS	$97,450,907
NET ASSETS CONSIST OF:
Shares of beneficial interest	$121,397,328
Accumulated undistributed net investment loss	(121,964)
Accumulated undistributed net realized gain (loss)	(11,718,791)
Net unrealized appreciation (depreciation)	(12,105,666)
Net Assets	$97,450,907
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	6,904,000
Net asset value	$14.12
Share price	$14.27
Investments, at cost	$110,913,885

See Notes to Consolidated Financial Statements.

Consolidated Statement of Operations

PowerShares India Portfolio

For the Six Months Ended April 30, 2009 (Unaudited)

INVESTMENT INCOME:
Dividend income	$219,883
Interest income	124
Total Income	220,007
EXPENSES:
Unitary management fee	236,430
Total Expenses	236,430
Net Investment Loss	(16,423)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(7,418,467)
Foreign currency transactions	(106,544)
Net realized loss	(7,525,011)
Net change in unrealized appreciation from:
Investments	19,904,439
Foreign currency translations	639,756
Net change in unrealized appreciation	20,544,195
Net realized and unrealized gain	13,019,184
Net increase in net assets resulting from operations	$13,002,761

See Notes to Consolidated Financial Statements.

Consolidated Statements of Changes in Net Assets

PowerShares India Portfolio

	For the Six Months Ended April 30, 2009 (Unaudited)	For the Period March 4, 2008 (a) through October 31, 2008
OPERATIONS:
Net investment income (loss)	$(16,423)	$276,993
Net realized loss	(7,525,011)	(4,258,963)
Net change in unrealized appreciation (depreciation)	20,544,195	(32,649,861)
Net increase (decrease) in net assets resulting from operations	13,022,761	(36,631,831)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(69,136)	(248,215)
Return of capital	—	(14,462)
Total distributions to shareholders	(69,136)	(262,677)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	35,604,073	87,905,167
Value of shares repurchased	—	(2,701,384)
Transaction fees	148,213	355,721
Net increase in net assets resulting from shares transactions	35,752,286	85,559,504
Increase in Net Assets	48,685,911	48,664,996
NET ASSETS:
Beginning of period	48,764,996	100,000
End of period	$97,450,907	$48,764,996
Undistributed net investment loss at end of period	$(121,964)	$(36,405)
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,900,000	4,200,000
Shares repurchased	—	(200,000)
Shares outstanding, beginning of period	4,004,000	4,000
Shares outstanding, end of period	6,904,000	4,004,000

(a)  Commencement of investment operations.

See Notes to Consolidated Financial Statements.

Financial Highlights

PowerShares India Portfolio

	For the Six Months Ended April 30, 2009 (Unaudited)		For the Period March 4, 2008 (a) through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.18		$25.00
Net investment income (loss)(b)	(0.00	)(c)	0.12
Net realized and unrealized gain (loss)	1.93		(13.01)
Total from investment operations	1.93		(12.89)
Distributions to shareholders from:
Net investment income	(0.02)		(0.09)
Return of capital	—		(0.00	)(c)
Total distributions	(0.02)		(0.09)
Transaction fees(b)	0.03		0.16
Net asset value at end of period	$14.12		$12.18
Share price at end of period(d)	$14.27		$12.24
NET ASSET VALUE, TOTAL RETURN(e)	15.98%		(51.04)%
SHARE PRICE, TOTAL RETURN(e)	16.72%		(50.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$97,451		$48,765
Ratio to average net assets of:
Expenses(f)	0.78%		0.78%
Net investment income (loss)(f)	(0.05)%		0.98%
Portfolio turnover rate(g)	9%		22%

(a)  Commencement of investment operations.

(b)  Based on average shares outstanding.

(c)  Amount represents less than $0.005.

(d)  The mean between the last bid and ask prices.

(e)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Consolidated Financial Statements.

Notes to Consolidated Financial Statements

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

Note 1. Organization

PowerShares India Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one portfolio, the PowerShares India Portfolio, an exchange-traded index fund (the "Portfolio"). The Portfolio carries out its investment strategy by investing substantially all of its assets in PowerShares Mauritius, a wholly-owned subsidiary organized in Mauritius (the "Subsidiary"). The Subsidiary invests at least 90% of its total assets in securities that comprise the Indus India Index (or "Underlying Index") and American Depository Receipts ("ADRs") based on securities in the Underlying Index. Invesco PowerShares Capital Management LLC (the "Adviser") serves as the investment adviser to both the Portfolio and the Subsidiary (collectively the "Fund"). Through such investment structure, the Fund expects to obtain benefits from a tax treaty between Mauritius and India. To obtain benefits under the treaty, the Subsidiary must meet certain tests and conditions, including the establishment of Mauritius tax residence.

The Portfolio's shares ("Shares") are listed on the NYSE Arca, Inc. The Fund's market price may differ to some degree from the net asset value of the Shares of the Fund. Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Underlying Index.

Note 2. Significant Accounting Policies

The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

A. Security Valuations

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

B. Other Risks

The Fund concentrates its investments in Indian securities, subjecting the Fund to a greater risk than a fund that invests in securities of issuers in a wider range of countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country.

There can be no assurance that the terms of the tax treaty between Mauritius and India or its applicability to the Fund will not be subject to renegotiation or a different interpretation. Any change in the treaty could result in withholding and other taxes imposed on the Fund by tax authorities in India. This could reduce the return to the Fund on its investments and the return received by the Fund's shareholders.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

C. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on investment securities sold.

D. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

The Subsidiary expects to: (i) comply with the requirements of the tax treaty; (ii) be a tax resident of Mauritius; and (iii) maintain that its central management and control resides in Mauritius, and therefore is

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

able to obtain the benefits of the treaty. As a result, after considering the benefit of the tax treaty, with respect to Indian taxes, the Fund is not expected to be subject to capital gains tax in India on the sale of Indian securities but is expected to be subject to Indian withholding tax on interest earned on Indian debt securities at rates that may vary from 10% to 42.23%, depending on the nature of the underlying debt security. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is expected to be subject to an effective rate of tax of 3% of its net dividend and interest income and is not expected to be subject to taxes on capital gains.

E. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specified identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date.

F. Expenses

The Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

G. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. The Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's consolidated financial statements as return of capital.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser, under which the Adviser has overall responsibility as the Fund's investment adviser for the selection and ongoing monitoring of the Fund's investments, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

The Fund has agreed to pay the Adviser an annual unitary management fee 0.78% of its average daily net assets, and the Adviser has agreed to pay for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The Adviser has agreed to assume all organizational costs and offering costs on behalf of the Fund.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units of the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into a licensing agreement for the Fund with the Indus Advisors LLC (the "Licensor"). The index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

The Trust has entered into service agreements whereby Brown Brothers Harriman & Co. ("BBH") serves as administrator, custodian, fund accounting and transfer agent for the Fund.

The custodian has agreed to provide an overdraft protection to the Fund according to the terms of the service agreement.

Note 4. Trustees' Fees

The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays for such compensation. The Non-Independent Trustees of the Trust do not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 5. Federal Income Taxes

At April 30, 2009, the cost of investments for Federal income tax purposes and accumulated net unrealized appreciation (depreciation) on investments were as follows:

Cost	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
$110,913,885	$(12,105,869)	$3,749,914	$(15,855,783)

At October 31, 2008, for Federal income tax purposes, the Fund had a capital loss carryforward in the amount of $477,398 due to expire in 2016, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that this loss carryforward is used to offset future capital gains, it is probable that the capital gains offset will not be distributed to shareholders. The use of some of portion of the capital loss carryforward by the Fund may be limited by Federal tax rules. Among others, certain rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gain available for distribution (or available capital loss carry forward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year end.

Note 6. Investment Transactions

For the six months ended April 30, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were $41,413,182 and $5,808,972,

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

respectively. Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted in cash. If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

The Fund may charge transaction fees for creations and redemptions which are treated as increases in capital.

Note 8. Fair Value of Financial Instruments

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Input Level	Common Stock	Time Deposit
Level 1	$—	$—
Level 2	97,452,287	1,355,729
Level 3	—	—
	$97,452,287	$1,355,729

Notes to Consolidated Financial Statements (Continued)

PowerShares India Exchange-Traded Fund Trust

April 30, 2009 (Unaudited)

Note 9. Indemnification

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Supplemental Information

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2009, the Board of Trustees of the PowerShares India Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares India Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Fund grows, (v) whether the fee level reflects any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Fund. The Trustees also reviewed information on the performance of the Fund and its underlying index through December 31, 2008. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and the Fund's performance, and the Adviser's analysis of the tracking error between the Fund and its underlying index. The Trustees noted that, in each case, the correlation and tracking error was within the targeted range set forth in the Trust's registration statement. The Trustees concluded that the Fund was correlated to its underlying index and that the tracking error was within an acceptable range given the Fund's circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort the Adviser had devoted to structuring the Trust and overseeing the service providers for the Fund with India investment fund-related experience.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on expense ratios of comparable emerging market exchange-traded funds ("ETFs"), open-end index funds and open-end actively-managed funds. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and that the Adviser pays all other

Supplemental Information (Continued)

expenses of the Fund and the wholly-owned subsidiary authorized under the Investment Advisory Agreement, except that the Fund and subsidiary pay their respective brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that the Adviser represented that it does not manage any funds other than the Fund and other ETFs overseen by the Board. The Trustees noted that the Fund's advisory fee was higher than the median expense ratios of the comparable emerging market ETFs and emerging market open-end index funds, but was lower than the median expense ratio of the comparable emerging market open-end actively-managed funds. The Trustees noted that the Fund's advisory fee was reasonable because of the complexity of investing directly in the Indian market, other distinguishing factors of the Fund and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the Fund's advisory fee was attributable to a significant license fee payable out of the unitary fee charged to the Fund. The Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to the Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, had incurred a loss from its relationship with the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed the Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund's proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's (the "Commission") website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Trust files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in exchange-traded funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively-managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively-managed ETFs are subject to risks similar to stocks of emerging market countries, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares India Exchange-Traded Fund Trust.

An investor should consider each PowerShares ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PIN-SAR-1

ITEM 2.  CODE OF ETHICS.

Not required for a semi-annual period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for a semi-annual period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for a semi-annual period.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for a semi-annual period.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940), that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics required by Item 2 of Form N-CSR.

Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 to ten or more persons.

Not Applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares India Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President

Date: July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
Name: H. Bruce Bond
Title: President
Date: July 8, 2009

By:	/s/ Bruce T. Duncan
Name: Bruce T. Duncan
Title: Treasurer
Date: July 8, 2009